Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2010 shares
Equity Settled Long Term Incentive Plan
Disclosure Of Transactions Between Related Parties [Line Items]
Exercised, shares	1,590,000	1,045,000
Price per share | £ / shares	£ 29.37	£ 28.31	£ 38.90
Shares	3,856,000	4,552,000
Equity Settled Long Term Incentive Plan | Jack Bowles
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	27 March 2017
Exercised, shares	18,497
Exercise date	Apr. 06, 2020
Price per share | £ / shares	£ 29.62
Aggregate gain | £	£ 547,881
Equity Settled Long Term Incentive Plan | Jack Bowles | Awards 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Shares	26,463
Price per share | £ / shares	£ 52.11
Face Value | £	£ 1,378,987
Equity Settled Long Term Incentive Plan | Tadeu Marroco
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	27 March 2017
Exercised, shares	14,755
Exercise date	Jun. 08, 2020
Price per share | £ / shares	£ 31.23
Aggregate gain | £	£ 460,799
Equity Settled Long Term Incentive Plan | Tadeu Marroco | Awards 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Shares	21,109
Price per share | £ / shares	£ 52.11
Face Value | £	£ 1,099,990
Sharesave Scheme (SAYE)
Disclosure Of Transactions Between Related Parties [Line Items]
Shares				0
Sharesave Scheme (SAYE) | Tadeu Marroco
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	23 March 2015
Exercised, shares	495
Exercise date	Jun. 09, 2020
Price per share | £ / shares	£ 30.26
Aggregate gain | £	£ 0
Sharesave Scheme (SAYE) | Tadeu Marroco | Awards 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Shares	495
Price per share | £ / shares	£ 30.26
Face Value | £	£ 14,979